PROFIT BEFORE TAX (Tables)	12 Months Ended
Dec. 31, 2018
PROFIT BEFORE TAX [abstract]
Schedule of profit before tax
	2016	2017	2018

Crediting:
Interest income from bank deposits	(901)	(653)	(796)

Investment income:
– Fair value changes on other financial assets	(2,774)	(2,409)	(3,685)

Insurance compensation on disposal of property, plant and equipment	(520)	(110)	(611)

Charging:
Auditors' remuneration:
– Audit fee	47	51	52
– Other fees	6	5	7

	53	56	59

Employee wages, salaries, allowances and social security costs	6,403	6,517	8,284

Impairment and provision:
- Property, plant and equipment	10,768	8,639	125
- Trade receivables	1,439	212	-
- Others	(36)	279	442

	12,171	9,130	567

Depreciation, depletion and amortization:
– Property, plant and equipment	68,303	60,802	50,631
– Intangible assets	1,020	854	374
– Less: Net amount capitalized	(416)	(399)	(365)

	68,907	61,257	50,640

Operating lease rentals:
– Office properties	485	639	657
– Plant and equipment	1,747	1,560	1,563

	2,232	2,199	2,220

Repairs and maintenance	4,052	4,800	4,595
Research and development costs	1,424	1,739	2,311
Loss on disposal of property, plant and equipment	78	116	78